Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accounts receivable-trade	¥ 69,203	¥ 13,485	¥ 13,485
Provision for bad debt	16,871	50,551	41,700
Goodwill	6,351
Accrued Vacation	17,520
Contract liability			154,950
Asset retirement obligation	82,506	91,552	58,543
Operating lease liability	591,108	576,867	505,601
Operating loss carryforwards	717,011	716,518	484,040
Other	54,244	69,603	60,392
Gross deferred tax assets	1,554,814	1,518,576	1,318,711
Valuation allowance	(712,685)	(771,441)	(125,376)
Total deferred tax assets	842,129	747,135	1,193,335
Deferred tax liabilities:
Property and equipment	(51,925)	(65,590)	(32,433)
Goodwill		(15,018)	(4,073)
Intangible assets	(142,789)	(101,025)	(15,285)
Right-of-use asset-operating lease	(558,538)	(558,538)	(483,437)
Acquisition Costs	(20,003)		(1,311)
Other	(68,874)	(6,964)	(1,205)
Total deferred tax liabilities	(842,129)	(747,135)	(537,744)
Net deferred tax assets			655,591
Increase (decrease) in valuation allowance	¥ 58,756	¥ 646,065	¥ (82,981)